Document and Entity Information	Dec. 17, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Entity Incorporation State Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address Address Line 1	521 West 57th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000051253
Amendment Flag	false
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	200 Powder Mill Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19803
Common Stock, par value 12 1/2¢ per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value 12 1/2 cents per share
Trading Symbol	IFF
Security Exchange Name	NYSE
1.800% Senior Notes due 2026 [Member]
Entity Information [Line Items]
Security 12b Title	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE